UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2008

[LOGO OF USAA]
   USAA(R)

                         USAA SCIENCE & TECHNOLOGY Fund

                      3rd Quarter Portfolio of Investments


                                APRIL 30, 2008

                                                                      (Form N-Q)

48495-0608                                 (C) 2008, USAA. All rights reserved.
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USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------

               EQUITY SECURITIES (98.8%)

               COMMON STOCKS (98.4%)

               CONSUMER DISCRETIONARY (2.2%)
               -----------------------------
               CONSUMER ELECTRONICS (2.2%)
       47,402  LG Electronics, Inc.  (a)                          $        7,366
                                                                 ---------------

               CONSUMER STAPLES (0.6%)
               -----------------------
               DRUG RETAIL (0.6%)
       17,800  Longs Drug Stores Corp.                                       713
       40,100  Walgreen Co.                                                1,398
                                                                 ---------------
               Total Consumer Staples                                      2,111
                                                                 ---------------

               FINANCIALS (0.0%)
               -----------------
               LIFE & HEALTH INSURANCE (0.0%)
       17,500  Amil Participacoes S.A.                                       106
                                                                 ---------------

               HEALTH CARE (21.1%)
               -------------------
               BIOTECHNOLOGY (4.5%)
       22,300  3SBio, Inc. ADR  *                                            233
       19,400  Amgen, Inc.  *                                                812
       37,300  Amylin Pharmaceuticals, Inc.  *(b)                          1,029
       75,800  Applera Corp. Celera Genomics Group  *                      1,014
       24,700  Cephalon, Inc.  *                                           1,541
       15,100  Cougar Biotechnology, Inc.  *                                 305
       92,000  Cytokinetics, Inc.  *                                         317
       30,100  Genentech, Inc.  *                                          2,053
       49,900  Gilead Sciences, Inc.  *(b)                                 2,583
      106,600  Human Genome Sciences, Inc.  *                                698
       43,400  Incyte Corp.  *                                               471
       35,500  Millennium Pharmaceuticals, Inc.  *                           883
       12,000  OSI Pharmaceuticals, Inc.  *                                  416
       78,200  Progenics Pharmaceuticals, Inc.  *(b)                       1,053
       34,600  Seattle Genetics, Inc.  *                                     352
       26,800  Vertex Pharmaceuticals, Inc.  *                               684
       75,850  ZymoGenetics, Inc.  *(b)                                      675
                                                                 ---------------
                                                                          15,119
                                                                 ---------------
               HEALTH CARE DISTRIBUTORS (1.0%)
       61,600  McKesson Corp.                                              3,211
       12,900  Profarma Distribuidora de Produtos Farmaceuticos
                 S.A.                                                        231
                                                                 ---------------
                                                                           3,442
                                                                 ---------------
               HEALTH CARE EQUIPMENT (3.7%)
       21,900  Beckman Coulter, Inc.                                       1,496
       12,500  Becton, Dickinson and Co.                                   1,117
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USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
 -------------------------------------------------------------------------------
       29,235  DiaSorin S.p.A.  *(a)                              $          529
       21,100  Hospira, Inc.  *                                              868
       83,300  Medtronic, Inc.                                             4,055
       36,700  St. Jude Medical, Inc.  *                                   1,607
       45,900  Symmetry Medical, Inc.  *                                     644
        4,484  Synthes, Inc.  (a)                                            615
       61,900  Volcano Corp.  *                                              732
        9,300  Zimmer Holdings, Inc.  *                                      690
                                                                 ---------------
                                                                          12,353
                                                                 ---------------
               HEALTH CARE FACILITIES (0.5%)
      118,200  Health Management Associates, Inc. "A"  *                     843
       12,400  Universal Health Services, Inc. "B"                           777
                                                                 ---------------
                                                                           1,620
                                                                 ---------------
               HEALTH CARE SERVICES (0.3%)
       18,600  Fresenius Medical Care AG & Co. ADR                           984
                                                                 ---------------
               HEALTH CARE TECHNOLOGY (0.1%)
       19,500  Eclipsys Corp.  *                                             405
                                                                 ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
       56,600  Exelixis, Inc.  *                                             431
                                                                 ---------------
               MANAGED HEALTH CARE (1.3%)
       29,300  Aetna, Inc.                                                 1,278
       36,000  Coventry Health Care, Inc.  *                               1,610
       49,720  UnitedHealth Group, Inc.                                    1,622
                                                                 ---------------
                                                                           4,510
                                                                 ---------------
               PHARMACEUTICALS (9.6%)
       89,800  Abbott Laboratories                                         4,737
       51,400  Astellas Pharma, Inc.  (a)                                  2,111
       38,700  AstraZeneca plc ADR                                         1,625
       18,300  Barr Pharmaceuticals, Inc.  *                                 919
       41,500  Bristol-Myers Squibb Co.                                      912
       78,500  Daiichi Sankyo Co. Ltd.  (a)                                2,168
       52,800  Eisai Co. Ltd.  (a)                                         1,876
       87,700  Elan Corp. plc ADR  *                                       2,306
       23,100  Eli Lilly and Co.                                           1,112
       40,300  Forest Laboratories, Inc.  *                                1,399
       17,700  H Lundbeck A/S  (a),(b)                                       438
        9,621  Ipsen S.A.  (a)                                               589
       21,200  Laboratorios Almirall S.A.  *(a)                              446
       53,977  Sanofi-Aventis ADR                                          2,082
      186,900  Schering-Plough Corp.                                       3,441
      119,000  Shionogi & Co. Ltd.  (a)                                    2,292
       24,800  Teva Pharmaceutical Industries Ltd. ADR                     1,160
       42,933  UCB S.A.  (a),(b)                                           1,863
       17,400  Wyeth                                                         774
                                                                 ---------------
                                                                          32,250
                                                                 ---------------
               Total Health Care                                          71,114
                                                                 ---------------
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USAA SCIENCE & TECHNOLOGY FUND
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                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               INDUSTRIALS (1.8%)
               ------------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (1.8%)
       62,000  Manpower, Inc.                                    $         4,162
       77,700  Monster Worldwide, Inc.  *                                  1,890
                                                                 ---------------
               Total Industrials                                           6,052
                                                                 ---------------

               INFORMATION TECHNOLOGY (72.7%)
               ------------------------------
               APPLICATION SOFTWARE (0.3%)
      138,900  TIBCO Software, Inc.  *                                     1,065
                                                                 ---------------
               COMMUNICATIONS EQUIPMENT (15.3%)
      130,400  Ciena Corp.  *                                              4,409
       59,190  CommScope, Inc.  *                                          2,815
      471,700  Comverse Technology, Inc.  *                                8,231
      379,200  Corning, Inc.                                              10,128
    1,330,000  Foxconn International Holdings Ltd.  *(a)                   2,067
      333,600  QUALCOMM, Inc.                                             14,408
       76,700  Research In Motion Ltd.  *                                  9,329
                                                                 ---------------
                                                                          51,387
                                                                 ---------------
               COMPUTER HARDWARE (4.2%)
      292,400  Hewlett-Packard Co.                                        13,553
       30,100  Teradata Corp.  *                                             641
                                                                 ---------------
                                                                          14,194
                                                                 ---------------
               COMPUTER STORAGE & PERIPHERALS (3.7%)
      509,700  NetApp, Inc.  *                                            12,335
                                                                 ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (6.6%)
      122,740  Automatic Data Processing, Inc.                             5,425
       70,000  DST Systems, Inc.  *(b)                                     4,189
       33,505  Iron Mountain, Inc.  *                                        921
       26,900  Visa, Inc. "A"  *                                           2,245
      418,100  Western Union Co.                                           9,616
                                                                 ---------------
                                                                          22,396
                                                                 ---------------
               ELECTRONIC MANUFACTURING SERVICES (2.7%)
    1,550,750  Hon Hai Precision Industry Corp. Ltd.  (a)                  8,941
                                                                 ---------------
               HOME ENTERTAINMENT SOFTWARE (4.2%)
      272,800  Electronic Arts, Inc.  *                                   14,041
                                                                 ---------------
               INTERNET SOFTWARE & SERVICES (5.8%)
       50,100  Equinix, Inc.  *                                            4,530
       18,600  Google, Inc. "A"  *                                        10,682
      124,000  VeriSign, Inc.  *                                           4,470
                                                                 ---------------
                                                                          19,682
                                                                 ---------------
               IT CONSULTING & OTHER SERVICES (1.3%)
      115,400  Accenture Ltd. "A"                                          4,333
                                                                 ---------------

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USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
 -------------------------------------------------------------------------------
               SEMICONDUCTOR EQUIPMENT (6.9%)
      251,500  Applied Materials, Inc.                           $         4,693
      319,200  ASM Pacific Technology Ltd.  (a)                            2,178
      195,665  ASML Holding N.V.  (a)                                      5,543
      188,300  Lam Research Corp.  *                                       7,690
       85,800  Varian Semiconductor Equipment Associates, Inc.  *          3,143
                                                                 ---------------
                                                                          23,247
                                                                 ---------------
               SEMICONDUCTORS (10.0%)
      154,300  Broadcom Corp. "A"  *                                       4,006
      218,300  Fairchild Semiconductor International, Inc.  *              2,847
      215,200  Intel Corp.                                                 4,790
      305,200  Marvell Technology Group Ltd.  *                            3,952
      301,900  Maxim Integrated Products, Inc.                             6,349
    1,047,500  ON Semiconductor Corp.  *                                   7,825
      435,800  Skyworks Solutions, Inc.  *                                 3,787
                                                                 ---------------
                                                                          33,556
                                                                 ---------------
               SYSTEMS SOFTWARE (10.2%)
       57,500  BMC Software, Inc.  *                                       1,999
       91,200  McAfee, Inc.  *                                             3,032
      821,100  Microsoft Corp.                                            23,418
      192,200  Red Hat, Inc.  *                                            3,954
       71,394  Temenos Group AG  *(a)                                      1,994
                                                                 ---------------
                                                                          34,397
                                                                 ---------------
               TECHNOLOGY DISTRIBUTORS (1.5%)
      289,000  Ingram Micro, Inc. "A"  *                                   4,916
                                                                 ---------------
               Total Information Technology                              244,490
                                                                 ---------------
               Total Common Stocks (cost: $325,457)                      331,239
                                                                 ---------------

               EXCHANGE-TRADED FUNDS (0.4%)
       22,700  iShares Goldman Sachs Technology
               Index Fund  (cost:  $1,185)                                 1,235
                                                                 ---------------
               Total Equity
               Securities
               (cost: $326,642)                                          332,474
                                                                 ---------------


               MONEY MARKET INSTRUMENTS (0.9%)

               MONEY MARKET FUNDS (0.9%)
    3,116,746  SSgA Prime Money Market Fund, 2.94%(c)
               (cost:  $3,117)                                             3,117
                                                                 ---------------

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USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (2.3%)

               MONEY MARKET FUNDS (0.2%)
      631,237  AIM Short-Term Investment Co. Liquid Assets
               Portfolio, 2.82%(c)                               $           631
      201,857  Merrill Lynch Premier Institutional Fund, 3.00%(c)            202
                                                                 ---------------
               Total Money Market Funds                                      833
                                                                 ---------------

    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)  SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (2.1%)
$       7,000  Deutsche Bank Securities, Inc., 1.97%, acquired
                  on 4/30/2008 and due 5/01/2008 at $7,000
                  (collateralized by $4,355 of Federal Home
                  Loan Bank(d), 5.30%, due 6/26/2023; $2,651
                  of Freddie Mac(d), 4.50%, due 1/15/2015;
                  combined market value $7,143)                            7,000
                                                                 ---------------
               Total Short-term Investments Purchased With
               Cash Collateral From Securities Loaned
               (cost: $7,833)                                              7,833
                                                                 ---------------


               TOTAL INVESTMENTS (COST: $337,592)                $       343,424
                                                                 ===============
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USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2008 (UNAUDITED)


GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.
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USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2008 (UNAUDITED)


4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities

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USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2008 (UNAUDITED)


loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2008, was approximately $7,499,000.

D. As of April 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2008, were $31,511,000 and $25,679,000, respectively, resulting in net unrealized appreciation of $5,832,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $336,616,000 at April 30, 2008, and, in total, may not equal 100%. Investments in foreign securities were 17.5% of net assets at April 30, 2008. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
iShares iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.


SPECIFIC NOTES

(a) Security was fair valued at April 30, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b)    The security or a portion thereof was out on loan as of April 30, 2008.
(c) Rate represents the money market fund annualized seven-day yield at April 30, 2008.
(d)    Securities  issued  by   government-sponsored   enterprises  (GSEs)  are
       supported only by the credit of the issuing agency, instrumentality,  or
       corporation,   and  are  neither  issued  nor  guaranteed  by  the  U.S.
       government.
*      Non-income-producing security for the 12 months preceding April 30, 2008.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    06-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06-24-2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    06-24-2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.